Investments - Other investments by type (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net investment income
Other, net	$ 1,382	$ 1,375
Directly originated corporate loans
Net investment income
Other, net	937	0
Aviation loans
Net investment income
Other, net	197	0
Agent loans, net
Net investment income
Other, net	0	631
Real estate
Net investment income
Other, net	0	315
Bank loans, net
Net investment income
Other, net	108	245
Derivatives
Net investment income
Other, net	$ 140	$ 184